Related party transactions and Directors' remuneration - Group's financial statements (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1],[2]
Disclosure of transactions between related parties [line items]
Total income		£ 14,151	£ 13,600	[1]	£ 13,730
Credit impairment charges	[3]	(1,202)	(643)	[1]	(1,553)	[4]
Operating expenses		(9,982)	(11,739)	[1]	£ (10,678)
Assets		876,672	877,700
Liabilities		826,057	829,989
Barclays Bank Group [member]
Disclosure of transactions between related parties [line items]
Assets		876,672	877,700
Liabilities		826,057	829,989
Parent [member] | Barclays Bank Group [member]
Disclosure of transactions between related parties [line items]
Total income		(717)	(416)
Credit impairment charges		0	0
Operating expenses		(90)	(122)
Assets		2,097	727
Liabilities		24,876	21,405
Fellow subsidiaries [member] | Barclays Bank Group [member]
Disclosure of transactions between related parties [line items]
Total income		53	(3)
Credit impairment charges		0	0
Operating expenses		(3,023)	(3,630)
Assets		2,165	1,091
Liabilities		1,600	2,058
Associates [member] | Barclays Bank Group [member]
Disclosure of transactions between related parties [line items]
Total income		0	0
Credit impairment charges		0	0
Operating expenses		(5)	(1)
Assets		0	12
Liabilities		0	85
Joint Ventures [member] | Barclays Bank Group [member]
Disclosure of transactions between related parties [line items]
Total income		12	7
Credit impairment charges		0	0
Operating expenses		0	(7)
Assets		1,303	1,288
Liabilities		0	2
Pension funds [member] | Barclays Bank Group [member]
Disclosure of transactions between related parties [line items]
Total income		3	3
Credit impairment charges		0	0
Operating expenses		0	0
Assets		3	3
Liabilities		£ 75	£ 139

[1]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to equity instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 175 m and 2017 by £ 174 m. This change does not impact earnings per share or return on average tangible shareholders’ equity. Further detail can be found in Note 1

[2]

Following the sale of the UK banking business on 1 Apr il 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39

[3]

Barclays Bank PLC transferred its UK banking business on 1 April 2018 to Barclays Bank UK PLC. Results relating to the UK banking business for the three months ended 31 March 2018 (I mpairment charges : £ 217 m and recoveries : £ 16 m ) and for the twelve months ended 31 December 2017 (I mpairment charges : £ 929 m and recoveries : £ 1 4 6 m ) have been reported as discontinued operations

[4]	2017 numbers are pre sented on an IAS 39 basis